Loans and advances to customers - Allowance loan losses and written off financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ (1,773,414)	$ (1,407,320)
Contractual amount outstanding of financial assets written-off still subject to enforcement activities	21,863
Loans and advances - Customers
Financial assets
Financial assets	(698,276)	(728,335)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	25,551	21,970	$ 21,516
Written-off financial assets	(21,590)	(21,154)	$ (19,678)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	10,434
Written-off financial assets	(21,590)
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets		(2,875)
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	(687,432)	$ (699,671)
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	25,551
Written-off financial assets	(21,590)
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	6,215
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	8,902
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	10,434
Financial assets at amortized cost category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets	8,887
Written-off financial assets	(7,919)
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,047
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Impairment losses
Financial assets
Financial assets	3,438
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Impairment losses
Financial assets
Financial assets	3,402
Financial assets at amortized cost category | Public sector loans | Impairment losses
Financial assets
Financial assets	15
Financial assets at amortized cost category | Public sector loans | Stage 1 | Impairment losses
Financial assets
Financial assets	15
Financial assets at amortized cost category | Mortgage loans | Impairment losses
Financial assets
Financial assets	4,078
Written-off financial assets	(1,145)
Financial assets at amortized cost category | Mortgage loans | Stage 1 | Impairment losses
Financial assets
Financial assets	625
Financial assets at amortized cost category | Mortgage loans | Stage 2 | Impairment losses
Financial assets
Financial assets	824
Financial assets at amortized cost category | Mortgage loans | Stage 3 | Impairment losses
Financial assets
Financial assets	2,629
Financial assets at amortized cost category | Loans to customers | Impairment losses
Financial assets
Financial assets	12,571
Written-off financial assets	(12,526)
Financial assets at amortized cost category | Loans to customers | Stage 1 | Impairment losses
Financial assets
Financial assets	3,528
Financial assets at amortized cost category | Loans to customers | Stage 2 | Impairment losses
Financial assets
Financial assets	4,640
Financial assets at amortized cost category | Loans to customers | Stage 3 | Impairment losses
Financial assets
Financial assets	4,403
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Impairment losses
Financial assets
Financial assets	6,350
Written-off financial assets	(7,020)
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Impairment losses
Financial assets
Financial assets	1,526
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment losses
Financial assets
Financial assets	2,837
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment losses
Financial assets
Financial assets	1,987
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Impairment losses
Financial assets
Financial assets	6,221
Written-off financial assets	(5,506)
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,002
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,803
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 2,416